Fair value measurement	12 Months Ended
Oct. 31, 2020
Text block [abstract]
Fair value measurement

Note 3	Fair value measurement

This note presents the fair values of financial instruments and explains how we determine those values. Note 1, “Basis of preparation and summary of significant accounting policies” sets out the accounting treatment for each measurement category of financial instruments.
Fair value is defined as the price that would be received to sell an asset, or paid to transfer a liability, between market participants in an orderly transaction in the principal market at the measurement date under current market conditions (i.e., the exit price). The determination of fair value requires judgment and is based on market information, where available and appropriate. Fair value measurements are categorized into three levels within a fair value hierarchy (Level 1, 2 or 3) based on the valuation inputs used in measuring the fair value, as outlined below.
•
Level 1 – Unadjusted quoted market prices in active markets for identical assets or liabilities we can access at the measurement date. Bid prices, ask prices or prices within the bid and ask, which are the most representative of the fair value, are used as appropriate to measure fair value. Fair value is best evidenced by an independent quoted market price for the same instrument in an active market. An active market is one where transactions are occurring with sufficient frequency and volume to provide quoted prices on an ongoing basis.

•
Level 2 – Quoted prices for identical assets or liabilities in markets that are inactive or observable market quotes for similar instruments, or use of valuation techniques where all significant inputs are observable. Inactive markets may be characterized by a significant decline in the volume and level of observed trading activity or through large or erratic bid/offer spreads. In instances where traded markets do not exist or are not considered sufficiently active, we measure fair value using valuation models.

•	Level 3 – Non-observable or indicative prices or use of valuation techniques where one or more significant inputs are non-observable.
For a significant portion of our financial instruments, quoted market prices are not available because of the lack of traded markets, and even where such markets do exist, they may not be considered sufficiently active to be used as a final determinant of fair value. When quoted market prices in active markets are not available, we would consider using valuation models. The valuation model and technique we select maximizes the use of observable market inputs to the extent possible and appropriate in order to estimate the price at which an orderly transaction would take place at the measurement date. In an inactive market, we consider all reasonably available information, including any available pricing for similar instruments, recent arm’s-length
market transactions, any relevant observable market inputs, indicative dealer or broker quotations, and our own internal model-based estimates.
Valuation adjustments are an integral component of our fair valuation process. We apply judgment in establishing valuation adjustments that take into account various factors that may have an impact on the valuation. Such factors primarily include, but are not limited to, the bid-offer
spreads, illiquidity due to lack of market depth, parameter uncertainty and other market risk, model risk and credit risk of our derivative assets and liabilities, as well as adjustments for valuing our uncollateralized derivative assets and liabilities based on an estimated market cost of funds curve.
Generally, the unit of account for a financial instrument is the individual instrument, and valuation adjustments are applied at an individual instrument level, consistent with that unit of account. In cases where we manage a group of financial assets and liabilities that consist of substantially similar and offsetting risk exposures, the fair value of the group of financial assets and liabilities is measured on the basis of the net open risks.
We apply judgment in determining the most appropriate inputs and the weighting we ascribe to each such input as well as in our selection of valuation methodologies. Regardless of the valuation technique we use, we incorporate assumptions that we believe market participants would make for credit, funding, and liquidity considerations. When the fair value of a financial instrument at inception is determined using a valuation technique that incorporates one or more significant inputs that are non-observable,
no inception profit or loss (the difference between the determined fair value and the transaction price) is recognized at the time the asset or liability is initially recorded. Any gains or losses at inception are deferred and recognized only in future periods over the term of the instruments or when the inputs become significantly observable.
We have an ongoing process for evaluating and enhancing our valuation techniques and models. Where enhancements are made, they are applied prospectively, so that fair values reported in prior periods are not recalculated on the new basis. Valuation models used, including analytics for the construction of yield curves and volatility surfaces, are vetted and approved, consistent with our model risk policy.
To ensure that valuations are appropriate, we have established internal guidance on fair value measurement, which is reviewed periodically in recognition of the dynamic nature of markets and the constantly evolving pricing practices in the market. A number of policies and controls are put in place to ensure that the internal guidance on fair value measurement is being applied consistently and appropriately, including independent validation of valuation inputs to external sources such as exchange quotes, broker quotes or other management-approved independent pricing sources. Key model inputs, such as yield curves and volatilities, are independently verified. The results from the independent price validation and any valuation adjustments are reviewed by the Independent Price Verification Committee on a monthly basis. This includes, but is not limited to, reviewing fair value adjustments and methodologies, independent price verification results, limits and valuation uncertainty.
Due to the judgment used in applying a wide variety of acceptable valuation techniques and models, as well as the use of estimates inherent in this process, estimates of fair value for the same or similar assets may differ among financial institutions. The calculation of fair value is based on market conditions as at each consolidated balance sheet date and may not be reflective of ultimate realizable value.
Methods and assumptions
Financial instruments with fair value equal to carrying value
For financial instruments that are not carried on the consolidated balance sheet at fair value and where we consider the carrying value to be a reasonable approximation of fair value due to their short-term nature and generally negligible credit risk, the fair values disclosed for these financial instruments are assumed to equal their carrying values. These financial instruments are: cash and non-interest-bearing
deposits with banks; short-term interest-bearing deposits with banks; cash collateral on securities borrowed; securities purchased under resale agreements; customers’ liability under acceptances; cash collateral on securities lent; obligations related to securities sold under repurchase agreements; acceptances; deposits with demand features; and certain other financial assets and liabilities.
Securities
The fair value of debt or equity securities and obligations related to securities sold short is based on quoted bid or ask market prices where available in an active market.
Securities for which quotes in an active market are not available are valued using all reasonably available market information as described below.
The fair value of government issued or guaranteed securities that are not traded in an active market is calculated by applying valuation techniques such as discounted cash flow models using implied yields derived from the prices of actively traded government securities and most recently observable spread differentials.
The fair value of corporate debt securities is determined using the most recently executed transaction prices, and where appropriate, adjusted to the price of these securities obtained from independent dealers, brokers, and third-party multi-contributor consensus pricing sources. When observable price quotations are not available, fair value is determined based on discounted cash flow models using observable discounting curves such as benchmark and government yield curves and spread differentials observed through independent dealers, brokers, and third-party multi-contributor consensus pricing sources.
Asset-backed securities (ABS) and mortgage-backed securities (MBS) not issued or guaranteed by a government are valued using discounted cash flow models making maximum use of market observable inputs, such as broker quotes on identical or similar securities and other pricing information obtained from third-party pricing sources adjusted for the characteristics and the performance of the underlying collateral. Other key inputs used include prepayment and liquidation rates, credit spreads, and discount rates commensurate with the risks involved. These assumptions factor information that is derived from actual transactions, underlying reference asset performance, external market research, and market indices, where appropriate.
Privately issued debt and equity securities, which include certain Community Reinvestment Act equity investments and Federal Home Loan Bank (FHLB) stock, are valued using recent market transactions, where available. Otherwise, fair values are derived from valuation models using a market or income approach. These models consider various factors, including projected cash flows, earnings, revenue or other third-party evidence as available. The fair value of limited partnership investments is based upon net asset values published by third-party fund managers and is adjusted for more recent information, where available and appropriate. The carrying value of Community Reinvestment Act equity investments and FHLB stock approximates fair value.
Loans
The fair value of variable-rate loans and loans for which interest rates are repriced or reset frequently is assumed to be equal to their carrying value. The fair value for fixed-rate loans is estimated using a discounted cash flow calculation that uses market interest rates.
The ultimate fair value of loans disclosed is net of the associated allowance for credit losses. The fair value of loans is not adjusted for the value of any credit derivatives used to manage the credit risk associated with them. The fair value of these credit derivatives is disclosed separately.
Other assets and other liabilities
Other assets and other liabilities mainly comprise accrued interest receivable or payable, brokers’ client accounts receivable or payable, precious metals and accounts receivable or payable.
The fair values of other assets and other liabilities are primarily assumed to be at cost or amortized cost as we consider the carrying value to be a reasonable approximation of fair value, except for the fair value of precious metals, which is quoted in an active market. Other assets also include investment in bank-owned life insurance carried at the cash surrender value, which is assumed to be a reasonable approximation of fair value.
Deposits
The fair values of floating-rate deposits and demand deposits are assumed to be equal to their amortized cost. The fair value of fixed-rate deposits is determined by discounting the contractual cash flows using either current market interest rates with similar remaining terms or rates estimated using internal models and broker quotes. The fair value of deposit notes issued to CIBC Capital Trust is determined by reference to the quoted market prices of CIBC Tier 1 Notes issued by CIBC Capital Trust. The fair value of deposit liabilities with embedded optionality includes the fair value of those options. The fair value of equity- and commodity-linked notes includes the fair value of embedded equity and commodity derivatives.
Certain deposits designated at FVTPL are structured notes that have coupons or repayment terms linked to the performance of commodities, debt or equity securities. Fair value of these structured notes is estimated using internally vetted valuation models for the debt and embedded derivative portions of the notes by incorporating market observable prices of the referenced securities or comparable securities, and other inputs such as interest rate yield curves, market volatility levels, foreign exchange rates and changes in our own credit risk, where appropriate. Where observable prices or inputs are not available, management judgment is required to determine fair values by assessing other relevant sources of information such as historical data, proxy information from similar transactions, and through extrapolation and interpolation techniques. Appropriate market risk valuation adjustments for such inputs are assessed in all such instances.
The fair value of secured borrowings, which comprises liabilities issued by or as a result of activities associated with the securitization of residential mortgages, the Covered Bond Programme, and consolidated securitization vehicles, is based on identical or proxy market observable quoted bond prices or determined by discounting the contractual cash flows using maximum market observable inputs, such as market interest rates, or credit spreads implied by debt instruments of similar credit quality, as appropriate.
Subordinated indebtedness
The fair value of subordinated indebtedness is determined by reference to market prices for the same or similar debt instruments.
Derivative instruments
The fair value of exchange-traded derivatives such as options and futures is based on quoted market prices. OTC derivatives primarily consist of interest rate swaps, foreign exchange forwards, equity and commodity derivatives, interest rate and currency derivatives, and credit derivatives. For such instruments, where quoted market prices or third-party consensus pricing information are not available, valuation techniques are employed to estimate fair value on the basis of pricing models. Such vetted pricing models incorporate current market measures for interest rates, foreign exchange rates, equity and commodity prices and indices, credit spreads, corresponding market volatility levels, and other market-based pricing factors.
In order to reflect the observed market practice of pricing collateralized and uncollateralized derivatives, our valuation approach uses overnight indexed swap (OIS) curves as the discount rate for valuing collateralized derivatives and uses an estimated market cost of funds curve as the discount rate for valuing uncollateralized derivatives. For most collateralized derivatives that are cleared through central clearing houses, changes to market discounting conventions were implemented in 2020 to support the global market efforts to transition interbank offered rate (IBOR) to the new benchmark rates. Certain centrally cleared collateralized derivatives have transitioned to the use of the new benchmark replacement rates as the overnight index discount rates, including USD derivatives cleared through London Clearing House (LCH) or Chicago Mercantile Exchange (CME), which have transitioned their discounting from the US Fed Funds rate to the Secured Overnight Financing Rate (SOFR). Uncollateralized derivatives are valued based on an estimated market cost of funds curve, which reduces the fair value of uncollateralized derivative assets incremental to the reduction in fair value for credit risk already reflected through the credit valuation adjustment (CVA). In contrast, the use of a market cost of funds curve reduces the fair value of uncollateralized derivative liabilities in a manner that generally includes adjustments for our own credit. As market practices continue to evolve in regard to derivative valuation, further adjustments may be required in the future.
In determining the fair value of complex and customized derivatives, such as equity, credit, and commodity derivatives written in reference to indices or baskets of reference, we consider all reasonably available information including any relevant observable market inputs, third-party consensus pricing inputs, indicative dealer and broker quotations, and our own internal model-based estimates, which are vetted and pre-approved
in accordance with our model risk policy, and are regularly and periodically calibrated. The model calculates fair value based on inputs specific to the type of contract, which may include stock prices, correlation for multiple assets, interest rates, foreign exchange rates, yield curves, and volatility surfaces. Where observable prices or inputs are not available, management judgment is required to determine fair values by assessing other relevant sources of information such as historical data, proxy information from similar transactions, and through extrapolation and interpolation techniques. Appropriate parameter uncertainty and market risk valuation adjustments for such inputs and other model risk valuation adjustments are assessed in all such instances.
In addition to reflecting estimated market funding costs in our valuation of uncollateralized derivative receivables, we also consider whether a CVA is required to recognize the risk that any given derivative counterparty may not ultimately be able to fulfill its obligations. The CVA is driven off market-observed credit spreads or proxy credit spreads and our assessment of the net counterparty credit risk (CCR) exposure. In assessing this exposure, we also take into account credit mitigants such as collateral, master netting arrangements, and settlements through clearing houses. As noted above, the fair value of uncollateralized derivative liabilities based on market cost of funding generally includes adjustments for our own credit.
Mortgage commitments
The fair value of mortgage commitments designated at FVTPL is for fixed-rate residential mortgage commitments and is based on changes in market interest rates for the loans between the commitment and the consolidated balance sheet dates. The valuation model takes into account the expected probability that outstanding commitments will be exercised as well as the length of time the commitment is offered.
Fair value of financial instruments

		Carrying value
$ millions, as at October 31		Amortized cost	Mandatorily measured at FVTPL	Designated at FVTPL	Fair value through OCI	Total	Fair value	Fair value over (under) carrying value
2020	Financial assets
	Cash and deposits with banks	$61,570	$948	$–	$–	$62,518	$62,518	$–
	Securities	31,800	62,576	117	54,553	149,046	149,599	553
	Cash collateral on securities borrowed	8,547	–	–	–	8,547	8,547	–
	Securities purchased under resale agreements	58,090	7,505	–	–	65,595	65,595	–
	Loans
	Residential mortgages	220,739	63	–	–	220,802	222,920	2,118
	Personal	41,390	–	–	–	41,390	41,452	62
	Credit card	10,722	–	–	–	10,722	10,722	–
	Business and government	110,220	23,291	357	–	133,868	134,097	229
	Derivative instruments	–	32,730	–	–	32,730	32,730	–
	Customers’ liability under acceptances	9,606	–	–	–	9,606	9,606	–
	Other assets	15,940	–	–	–	15,940	15,940	–
	Financial liabilities
	Deposits
	Personal	$199,593	$–	$2,559	$–	$202,152	$202,345	$193
	Business and government	301,546	–	9,880	–	311,426	312,279	853
	Bank	17,011	–	–	–	17,011	17,011	–
	Secured borrowings	39,560	–	591	–	40,151	40,586	435
	Derivative instruments	–	30,508	–	–	30,508	30,508	–
	Acceptances	9,649	–	–	–	9,649	9,649	–
	Obligations related to securities sold short	–	15,963	–	–	15,963	15,963	–
	Cash collateral on securities lent	1,824	–	–	–	1,824	1,824	–
	Obligations related to securities sold under repurchase agreements (1)	54,617	–	17,036	–	71,653	71,653	–
	Other liabilities	15,282	133	9	–	15,424	15,424	–
	Subordinated indebtedness	5,712	–	–	–	5,712	5,993	281

		Carrying value
$ millions, as at October 31		Amortized cost	Mandatorily measured at FVTPL	Designated at FVTPL	Fair value through OCI	Total	Fair value	Fair value over (under) carrying value
2019	Financial assets
	Cash and deposits with banks	$16,720	$639	$–	$–	$17,359	$17,359	$–
	Securities	20,115	53,984	413	46,798	121,310	121,453	143
	Cash collateral on securities borrowed	3,664	–	–	–	3,664	3,664	–
	Securities purchased under resale agreements	50,913	5,198	–	–	56,111	56,111	–
	Loans
	Residential mortgages	208,381	60	–	–	208,441	208,693	252
	Personal	43,098	–	–	–	43,098	43,120	22
	Credit card	12,335	–	–	–	12,335	12,335	–
	Business and government	103,885	21,182	–	–	125,067	125,160	93
	Derivative instruments	–	23,895	–	–	23,895	23,895	–
	Customers’ liability under acceptances	9,167	–	–	–	9,167	9,167	–
	Other assets	13,829	–	–	–	13,829	13,829	–
	Financial liabilities
	Deposits
	Personal	$176,340	$–	$1,751	$–	$178,091	$178,046	$(45)
	Business and government	248,367	–	9,135	–	257,502	257,872	370
	Bank	11,224	–	–	–	11,224	11,224	–
	Secured borrowings	38,680	–	215	–	38,895	39,223	328
	Derivative instruments	–	25,113	–	–	25,113	25,113	–
	Acceptances	9,188	–	–	–	9,188	9,188	–
	Obligations related to securities sold short	–	15,635	–	–	15,635	15,635	–
	Cash collateral on securities lent	1,822	–	–	–	1,822	1,822	–
	Obligations related to securities sold under repurchase agreements	51,801	–	–	–	51,801	51,801	–
	Other liabilities	14,066	114	12	–	14,192	14,192	–
	Subordinated indebtedness	4,684	–	–	–	4,684	4,925	241

(1)	Includes obligations related to securities sold under repurchase agreements supported by bearer deposit notes that are pledged as collateral under the Bank of Canada Term Repo Facility.
Fair value of derivative instruments

$ millions, as at October 31				2020			2019
		Positive	Negative	Net	Positive	Negative	Net
Held for trading
Interest rate derivatives
Over-the-counter	– Forward rate agreements	$108	$161	$(53)	$67	$241	$(174)
	– Swap contracts	12,296	9,309	2,987	8,528	7,697	831
	– Purchased options	109	–	109	92	–	92
	– Written options	–	129	(129)	–	128	(128)
		12,513	9,599	2,914	8,687	8,066	621
Exchange-traded	– Purchased options	4	–	4	4	–	4
		4	–	4	4	–	4
Total interest rate derivatives		12,517	9,599	2,918	8,691	8,066	625
Foreign exchange derivatives
Over-the-counter	– Forward contracts	6,655	6,358	297	5,152	5,711	(559)
	– Swap contracts	3,469	3,613	(144)	2,971	3,330	(359)
	– Purchased options	303	–	303	214	–	214
	– Written options	–	214	(214)	–	196	(196)
Total foreign exchange derivatives		10,427	10,185	242	8,337	9,237	(900)
Credit derivatives
Over-the-counter	– Credit default swap contracts – protection purchased	104	47	57	105	21	84
	– Credit default swap contracts – protection sold	2	100	(98)	–	107	(107)
Total credit derivatives		106	147	(41)	105	128	(23)
Equity derivatives
Over-the-counter		1,995	3,427	(1,432)	1,262	2,561	(1,299)
Exchange-traded		3,153	3,537	(384)	2,384	1,825	559
Total equity derivatives		5,148	6,964	(1,816)	3,646	4,386	(740)
Precious metal derivatives
Over-the-counter		283	366	(83)	287	167	120
Exchange-traded		–	–	–	69	45	24
Total precious metal derivatives		283	366	(83)	356	212	144
Other commodity derivatives
Over-the-counter		2,604	1,806	798	1,289	1,517	(228)
Exchange-traded		271	325	(54)	314	253	61
Total other commodity derivatives		2,875	2,131	744	1,603	1,770	(167)
Total held for trading		31,356	29,392	1,964	22,738	23,799	(1,061)
Held for ALM
Interest rate derivatives
Over-the-counter	– Forward rate agreements	–	1	(1)	2	1	1
	– Swap contracts	310	392	(82)	439	256	183
	– Purchased options	17	–	17	14	–	14
	– Written options	1	–	1	–	–	–
Total interest rate derivatives		328	393	(65)	455	257	198
Foreign exchange derivatives
Over-the-counter	– Forward contracts	14	14	–	31	28	3
	– Swap contracts	1,021	684	337	571	1,026	(455)
Total foreign exchange derivatives		1,035	698	337	602	1,054	(452)
Credit derivatives
Over-the-counter	– Credit default swap contracts – protection purchased	–	1	(1)	–	3	(3)
Total credit derivatives		–	1	(1)	–	3	(3)
Equity derivatives
Over-the-counter		8	24	(16)	100	–	100
Total equity derivatives		8	24	(16)	100	–	100
Other commodity derivatives
Over-the-counter		3	–	3	–	–	–
Total other commodity derivatives		3	–	3	–	–	–
Total held for ALM		1,374	1,116	258	1,157	1,314	(157)
Total fair value		32,730	30,508	2,222	23,895	25,113	(1,218)
Less: effect of netting		(19,347)	(19,347)	–	(14,572)	(14,572)	–
		$13,383	$ 11,161	$ 2,222	$9,323	$10,541	$(1,218)

Assets and liabilities not carried on the consolidated balance sheet at fair value

The table below presents the fair values by level within the fair value hierarchy for those assets and liabilities in which fair value is not assumed to equal the carrying value:

	Level 1		Level 2		Level 3
	Quoted market price		Valuation technique – observable market inputs		Valuation technique – non-observable market inputs		Total 2020	Total 2019
$ millions, as at October 31	2020	2019	2020	2019	2020	2019
Financial assets
Amortized cost securities	$–	$–	$31,773	$20,242	$580	$524	$32,353	$20,766
Loans
Residential mortgages	–	–	–	–	222,857	208,633	222,857	208,633
Personal	–	–	–	–	41,452	43,120	41,452	43,120
Credit card	–	–	–	–	10,722	12,335	10,722	12,335
Business and government	–	–	–	–	110,449	103,978	110,449	103,978
Investment in equity-accounted associates (1)	10	9	–	–	83	76	93	85
Financial liabilities
Deposits
Personal	$–	$–	$52,648	$53,994	$1,282	$1,635	$53,930	$55,629
Business and government	–	–	132,016	123,144	2,302	2,508	134,318	125,652
Bank	–	–	10,048	6,113	–	–	10,048	6,113
Secured borrowings	–	–	38,275	36,049	1,720	2,959	39,995	39,008
Subordinated indebtedness	–	–	5,993	4,925	–	–	5,993	4,925

(1)	See Note 26 for details of our equity-accounted associates.
Financial instruments carried on the consolidated balance sheet at fair value
The table below presents the fair values of financial instruments by level within the fair value hierarchy:

	Level 1		Level 2		Level 3
	Quoted market price		Valuation technique – observable market inputs		Valuation technique – non-observable market inputs		Total 2020	Total 2019
$ millions, as at October 31	2020	2019	2020	2019	2020	2019
Financial assets
Deposits with banks	$–	$–	$948	$639	$–	$–	$948	$639
Securities mandatorily measured and designated at FVTPL
Government issued or guaranteed	3,917	2,372	25,091 (1)	19,306 (1)	–	–	29,008	21,678
Corporate equity	27,919	25,852	47	684	16	7	27,982	26,543
Corporate debt	–	–	3,525	3,760	25	23	3,550	3,783
Mortgage- and asset-backed	–	–	2,018 (2)	2,220 (2)	135	173	2,153	2,393
	31,836	28,224	30,681	25,970	176	203	62,693	54,397
Loans mandatorily measured at FVTPL
Business and government	–	–	23,022	20,351	626 (3)	831 (3)	23,648	21,182
Residential mortgages	–	–	63	60	–	–	63	60
	–	–	23,085	20,411	626	831	23,711	21,242
Debt securities measured at FVOCI
Government issued or guaranteed	3,912	2,369	41,269	35,460	–	–	45,181	37,829
Corporate debt	–	–	6,224	5,621	–	–	6,224	5,621
Mortgage- and asset-backed	–	–	2,563	2,746	–	–	2,563	2,746
	3,912	2,369	50,056	43,827	–	–	53,968	46,196
Equity securities designated at FVOCI
Corporate equity	41	45	304	266	240	291	585	602
	41	45	304	266	240	291	585	602
Securities purchased under resale agreements measured at FVTPL	–	–	7,505	5,198	–	–	7,505	5,198
Derivative instruments
Interest rate	4	4	12,793	9,086	48	56	12,845	9,146
Foreign exchange	–	–	11,462	8,939	–	–	11,462	8,939
Credit	–	–	8	1	98	104	106	105
Equity	3,153	2,383	1,791	1,111	212	252	5,156	3,746
Precious metal	–	–	283	356	–	–	283	356
Other commodity	271	383	2,607	1,220	–	–	2,878	1,603
	3,428	2,770	28,944	20,713	358	412	32,730	23,895
Total financial assets	$39,217	$33,408	$141,523	$117,024	$1,400	$1,737	$182,140	$152,169
Financial liabilities
Deposits and other liabilities (4)	$–	$–	$(13,176)	$(10,626)	$4	$(601)	$(13,172)	$(11,227)
Obligations related to securities sold short	(5,363)	(7,258)	(10,600)	(8,377)	–	–	(15,963)	(15,635)
Obligations related to securities sold under repurchase agreements	–	–	(17,036)	–	–	–	(17,036)	–
Derivative instruments
Interest rate	–	–	(9,964)	(8,322)	(28)	(1)	(9,992)	(8,323)
Foreign exchange	–	–	(10,883)	(10,291)	–	–	(10,883)	(10,291)
Credit	–	–	(41)	(19)	(107)	(112)	(148)	(131)
Equity	(3,537)	(1,824)	(3,288)	(2,407)	(163)	(155)	(6,988)	(4,386)
Precious metal	–	–	(366)	(212)	–	–	(366)	(212)
Other commodity	(325)	(300)	(1,806)	(1,470)	–	–	(2,131)	(1,770)
	(3,862)	(2,124)	(26,348)	(22,721)	(298)	(268)	(30,508)	(25,113)
Total financial liabilities	$(9,225)	$(9,382)	$(67,160)	$(41,724)	$(294)	$(869)	$(76,679)	$(51,975)

(1)	Includes $57 million related to securities designated at FVTPL (2019: $56 million).
(2)	Includes $60 million related to ABS designated at FVTPL (2019: $357 million).
(3)	Includes $357 million related to loans designated at FVTPL (2019: nil).
(4)
Comprises deposits designated at FVTPL of $13,419 million (2019: $10,458 million), net bifurcated embedded derivative assets of $389 million (2019: net bifurcated embedded derivative liabilities of $643 million), other liabilities designated at FVTPL of $9 million (2019: $12 million), and other financial liabilities measured at fair value of $133 million (2019: $114 million).

Transfers between levels in the fair value hierarchy are deemed to have occurred at the beginning of the year in which the transfer occurred. Transfers between levels can occur as a result of additional or new information regarding valuation inputs and changes in their observability. During the year, we transferred $197 million of securities mandatorily measured at FVTPL (2019: $25 million) and $1,851 million of securities sold short (2019: $431 million) from Level 1 to Level 2, and nil of securities sold short (2019: $379 million) from Level 2 to Level 1 due to changes in the observability of the inputs used to value these securities. In addition, transfers between Level 2 and Level 3 were made during 2020 and 2019, primarily due to changes in the observability of certain market volatility inputs that were used in measuring the fair value of our embedded derivatives.
The following table presents the changes in fair value of financial assets and liabilities in Level 3. These instruments are measured at fair value utilizing non-observable
market inputs. We often hedge positions with offsetting positions that may be classified in a different level. As a result, the gains and losses for assets and liabilities in the Level 3 category presented in the table below do not reflect the effect of offsetting gains and losses on the related hedging instruments that are classified in Level 1 and Level 2.

		Net gains (losses) included in income (1)
$ millions, for the year ended October 31	Opening balance	Realized (2)	Unrealized (2)(3)	Net unrealized gains (losses) included in OCI (4)	Transfer in to Level 3	Transfer out of Level 3	Purchases/ Issuances	Sales/ Settlements	Closing balance
2020
Securities mandatorily measured at FVTPL
Corporate equity	$7	$–	$(8)	$–	$7	$–	$10	$–	$16
Corporate debt	23	–	2	–	–	–	–	–	25
Mortgage- and asset-backed	173	–	–	–	–	–	118	(156)	135
Securities designated at FVTPL
Asset-backed	–	–	–	–	–	–	–	–	–
Loans mandatorily measured at FVTPL
Business and government	831	–	–	3	–	–	1,270	(1,478)	626
Debt securities measured at FVOCI
Government issued or guaranteed	–	–	–	–	–	–	–	–	–
Corporate debt	–	–	–	(3)	20	–	1	(18)	–
Mortgage- and asset-backed	–	–	–	–	–	–	–	–	–
Equity securities designated at FVOCI
Corporate equity	291	–	–	63	–	–	50	(164)	240
Derivative instruments
Interest rate	56	–	32	–	–	–	6	(46)	48
Credit	104	(7)	1	–	–	–	–	–	98
Equity	252	–	(40)	–	–	–	53	(53)	212
Total assets	$1,737	$(7)	$(13)	$63	$27	$–	$1,508	$(1,915)	$1,400
Deposits and other liabilities (5)	$(601)	$–	$512	$–	$(42)	$29	$(72)	$178	$4
Derivative instruments
Interest rate	(1)	–	(33)	–	–	–	–	6	(28)
Credit	(112)	7	(2)	–	–	–	–	–	(107)
Equity	(155)	–	14	–	–	–	(60)	38	(163)
Total liabilities	$(869)	$7	$491	$–	$(42)	$29	$(132)	$222	$(294)
2019
Securities mandatorily measured at FVTPL
Corporate equity	$6	$–	$1	$–	$–	$–	$–	$–	$7
Corporate debt	26	–	(3)	–	–	–	–	–	23
Mortgage- and asset-backed	319	–	1	–	–	–	74	(221)	173
Securities designated at FVTPL
Asset-backed	–	–	–	–	–	–	–	–	–
Loans mandatorily measured at FVTPL
Business and government	482	–	–	(1)	–	–	856	(506)	831
Debt securities measured at FVOCI
Government issued or guaranteed	–	–	–	–	–	–	–	–	–
Corporate debt	–	–	–	–	–	–	–	–	–
Mortgage- and asset-backed	–	–	–	–	–	–	–	–	–
Equity securities designated at FVOCI
Corporate equity	285	–	–	2	–	–	74	(70)	291
Derivative instruments
Interest rate	–	–	59	–	–	–	2	(5)	56
Credit	115	(9)	(2)	–	–	–	–	–	104
Equity	107	–	15	–	–	(24)	202	(48)	252
Total assets	$1,340	$(9)	$71	$1	$–	$(24)	$1,208	$(850)	$1,737
Deposits and other liabilities (5)	$(423)	$–	$(113)	$–	$(100)	$117	$(288)	$206	$(601)
Derivative instruments
Interest rate	(109)	–	132	–	–	–	–	(24)	(1)
Credit	(131)	9	3	–	–	–	–	7	(112)
Equity	(119)	–	(89)	–	–	77	(70)	46	(155)
Total liabilities	$(782)	$9	$(67)	$–	$(100)	$194	$(358)	$235	$(869)

(1)	Cumulative AOCI gains or losses related to equity securities designated at FVOCI are reclassified from AOCI to retained earnings at the time of disposal or derecognition.
(2)	Includes foreign currency gains and losses related to debt securities measured at FVOCI.
(3)	Comprises unrealized gains and losses relating to these assets and liabilities held at the end of the reporting year.
(4)	Foreign exchange translation on loans mandatorily measured at FVTPL held by foreign operations and denominated in the same currency as the foreign operations is included in OCI.
(5)
Includes deposits designated at FVTPL of $137 million (2019: $135 million) and net bifurcated embedded derivative assets of $141 million (2019: net bifurcated embedded derivative liabilities of $466 million).

Quantitative information about significant
non-observable
inputs
Valuation techniques using one or more
non-observable
inputs are used for a number of financial instruments. The following table discloses the valuation techniques and quantitative information about the significant non-observable
inputs used in Level 3 financial instruments:

						Range of inputs
$ millions, as at October 31	2020	Valuation techniques		Key non-observable inputs		Low		High
Securities mandatorily measured at FVTPL
Corporate equity	$16	Valuation multiple		Earnings multiple		12.2		12.2
Corporate debt	25	Discounted cash flow		Discount rate		7.5%		7.5%
Mortgage- and asset-backed	135	Discounted cash flow		Credit spread		1.4%		2.0%
		Market proxy or direct broker quote		Market proxy or direct broker quote		0.5		0.5
Equity securities designated at FVOCI
Corporate equity
Limited partnerships and private companies	240	Adjusted net asset value	(1)	Net asset value	(3)	n/a		n/a
		Proxy share price		Proxy share price	(3)	n/a		n/a
Loans mandatorily measured at FVTPL
Business and government	626	Discounted cash flow		Credit spread		0.6%		2.1%
Derivative instruments
Interest rate	48	Proprietary model	(2)	n/a		n/a		n/a
		Option model		Market volatility		17.1%		97.3%
Credit	98	Market proxy or direct broker quote		Market proxy or direct broker quote		0.0%		20.5%
Equity	212	Option model		Market correlation		35.0%		96.0%
Total assets	$1,400
Deposits and other liabilities	$4	Option model		Market volatility		10.0%		87.0%
				Market correlation		(60.0	) %	100.0%
Derivative instruments
Interest rate	(28)	Proprietary model	(2)	n/a		n/a		n/a
		Option model		Market volatility		17.1%		97.3%
Credit	(107)	Market proxy or direct broker quote		Market proxy or direct broker quote		0.0%		20.5%
Equity	(163)	Option model		Market correlation		13.0%		98.0%
Total liabilities	$(294)

(1)
Adjusted net asset value is determined using reported net asset values obtained from the fund manager or general partner of the limited partnership or the limited liability company and may be adjusted for current market levels where appropriate.

(2)	Using valuation techniques that we consider to be non-observable.
(3)	The range of NAV price or proxy share price has not been disclosed due to the wide range and diverse nature of the investments.
n/a	Not applicable.
Sensitivity of Level 3 financial assets and liabilities
The following section describes the significant
non-observable
inputs identified in the table above, the interrelationships between those inputs, where applicable, and the change in fair value if changing one or more of the non-observable
inputs within a reasonably possible range would impact the fair value significantly.
The fair value of our limited partnerships is determined based on the net asset value provided by the fund managers, adjusted as appropriate. The fair value of limited partnerships is sensitive to changes in the net asset value, and by adjusting the net asset value within a reasonably possible range, the aggregate fair value of our limited partnerships would increase or decrease by $63 million (2019: $34 million).
While our standalone derivatives are recorded as derivative assets or derivative liabilities, our derivatives embedded in our structured note deposit liabilities or deposit liabilities designated at FVTPL are recorded within deposits and other liabilities. The determination of the fair value of certain Level 3 embedded derivatives and certain standalone derivatives requires significant assumptions and judgment to be applied to both the inputs and the valuation techniques employed. These derivatives are sensitive to long-dated market volatility and correlation inputs, which we consider to be non-observable.
Market volatility is a measure of the anticipated future variability of a market price and is an important input for pricing options, which are inherent in many of our Level 3 derivatives. A higher market volatility generally results in a higher option price, with all else held constant, due to the higher probability of obtaining a greater return from the option, and results in an increase in the fair value of our Level 3 derivatives. Correlation inputs are used to value those derivatives where the payout is dependent upon more than one market price. For example, the payout of an equity basket option is based upon the performance of a basket of stocks, and the interrelationships between the price movements of those stocks. A positive correlation implies that two inputs tend to change the fair value in the same direction, while a negative correlation implies that two inputs tend to change the fair value in the opposite direction. Changes in market correlation could result in an increase or a decrease in the fair value of our Level 3 derivatives and embedded derivatives. By adjusting the non-observable
inputs by reasonably alternative amounts, the fair value of our net Level 3 standalone derivatives and embedded derivatives would increase by $84 million or decrease by $74 million (2019: increase by $45 million or decrease by $33 million).

Financial instruments designated at FVTPL
Financial assets designated at FVTPL include certain debt securities and loans that were designated at FVTPL on the basis of being managed together with derivatives to eliminate or significantly reduce financial risks.
Deposits and other liabilities designated at FVTPL include:
•
Certain business and government deposit liabilities, certain secured borrowings and certain obligations related to securities sold under repurchase agreements that are economically hedged with derivatives and other financial instruments, and certain financial liabilities that have one or more embedded derivatives that significantly modify the cash flows of the host liability but are not bifurcated from the host instrument; and

•	Our mortgage commitments to retail clients to provide mortgages at fixed rates that are economically hedged with derivatives and other financial instruments.
The carrying value of our securities designated at FVTPL represents our maximum exposure to credit risk related to these assets designated at FVTPL. The change in fair value attributable to change in credit risk of these assets designated at FVTPL during the year is insignificant (2019: insignificant). The fair value of a liability designated at FVTPL reflects the credit risk relating to that liability. For those liabilities designated at FVTPL for which we believe changes in our credit risk would impact the fair value from the note holders’ perspective, the related fair value changes were recognized in OCI. Changes in fair value attributable to changes in our own credit are measured as the difference between: (i) the period-over-period change in the present value of the expected cash flows using a discount curve adjusted for our own credit; and (ii) the period-over-period change in the present value of the same expected cash flows using a discount curve based on the benchmark curve adjusted for our own credit as implied at inception of the liability designated at FVTPL. The pre-tax
impact of changes in CIBC’s own credit risk on our liabilities designated at FVTPL was losses of $76 million for the year and losses of $55 million cumulatively (2019: gains of $39 million for the year and gains of $21 million cumulatively). A net gain of $60 million, net of hedges, was realized for assets designated at FVTPL and liabilities designated at FVTPL, which is included in the consolidated statement of income under Gains (losses) from financial instruments measured/designated at FVTPL, net (2019: a net loss of $32 million).
The estimated contractual amount payable at maturity of deposits designated at FVTPL, which is based on the par value and the intrinsic value of the applicable embedded derivatives, is $786 million higher (2019: $283 million higher) than its fair value. The intrinsic value of the embedded derivatives reflects the structured payoff of certain FVO deposit liabilities, which we hedge economically with derivatives and other FVTPL financial instruments.